Financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Financial assets

13.	Financial assets
Financial assets consisted of the following:

		At December 31,
		2025			2024
(€ million)	Note	Current	Non-current	Total	Current	Non-current	Total
Derivative financial assets	17	45	259	304	70	310	380
Financial securities measured at fair value through other comprehensive income	25	62	335	397	55	360	415
Financial securities measured at fair value through profit or loss	25	562	903	1,465	538	1,322	1,860
Financial securities measured at amortized cost		553	134	687	2,390	1,106	3,496
Financial receivables(1)(2)	25	763	145	908	788	174	962
Collateral deposits measured at fair value through profit or loss(3)	25	2	18	20	31	22	53
Total Financial assets		1,987	1,794	3,781	3,872	3,294	7,166
(1) Measured at amortized cost
(2) Included within current Financial receivables at December 31, 2025 is €603 million (€524 million at December 31, 2024) related to factored receivables which have been derecognized as Trade receivables and for which the cash has not yet been received due to timing differences
(3) Collateral deposits are held in connection with derivative transactions and debt obligation
The decrease of €3,385 million in financial assets was mainly due to financial securities at amortized costs which relate to